================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:      March 31, 2012
                                       -----------------------

Check here if Amendment [_]; Amendment Number: ________________________________

      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vulcan Value Partners, LLC

Address: 3500 Blue Lake Drive, Suite 400
         Birmingham, AL 35423

Form 13F File Number: 28-_______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  F. Hampton McFadden, Jr.

Title: Chief Compliance Officer

Phone: 205-803-1582

Signature, Place, and Date of Signing:

   /s/ F. Hampton McFadden, Jr.      Birmingham, AL         August 29, 2012

Report Type:

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

===============================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                        -----------------------

Form 13F Information Table Entry Total:              47
                                        -----------------------
Form 13F Information Table Value Total:        $377,308
                                        -----------------------
                                              (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D APPLE INC                      COM              037833100    23456    39122 SH       SOLE                  33724        0     5398
D FRANKLIN RESOURCES INC         COM              354613101    18459   148828 SH       SOLE                 128982        0    19846
D BANK OF NEW YORK MELLON CORP   COM              064058100    19243   797481 SH       SOLE                 697896        0    99585
D BOLT TECHNOLOGY CORP           COM              097698104     2232   143972 SH       SOLE                 143972        0        0
D CHUBB CORP                     COM              171232101    11887   171996 SH       SOLE                 145496        0    26500
D CISCO SYSTEMS INC              COM              17275R102     9016   426291 SH       SOLE                 362900        0    63391
D DONALDSON CO                   COM              257651109     1461    40886 SH       SOLE                  40886        0        0
D DIAGEO PLC-ADR                 COM              25243Q205     6268    64952 SH       SOLE                  53652        0    11300
D DISNEY (WALT) COMPANY          COM              254687106    16494   376758 SH       SOLE                 332066        0    44692
D DISCOVERY COMMUNICATIONS - A   COM              25470F104      725    14333 SH       SOLE                  14333        0        0
D DISCOVERY COMMUNICATIONS - C   COM              25470F302    17494   373167 SH       SOLE                 323210        0    49957
D DUN & BRADSTREET CORP          COM              26483E100     2251    26570 SH       SOLE                  26570        0        0
D DOVER CORP                     COM              260003108    18439   292966 SH       SOLE                 253711        0    39255
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106     3934    96753 SH       SOLE                  96753        0        0
D EATON VANCE CORP               COM              278265103     6743   235941 SH       SOLE                 235941        0        0
D FAIR ISAAC CORP                COM              303250104     1834    41766 SH       SOLE                  41766        0        0
D FISERV INC                     COM              337738108     6770    97562 SH       SOLE                  80795        0    16767
D GOOGLE INC                     COM              38259P508    21412    33391 SH       SOLE                  29187        0     4204
D HEARTLAND PMT SYS              COM              42235N108     1462    50706 SH       SOLE                  50706        0        0
D IDEX CORP                      COM              45167R104     1226    29099 SH       SOLE                  29099        0        0
D INTERCONTINENTAL HOTELS GROU   COM              45857P301    14034   604397 SH       SOLE                 506338        0    98059
D INTERVAL LEISURE GROUP         COM              46113M108     2788   160232 SH       SOLE                 160232        0        0
D ITURAN LOCATION & CONTROL LT   COM              M6158M104     2978   221612 SH       SOLE                 221612        0        0
D JARDEN CORPORATION             COM              471109108     4127   102595 SH       SOLE                 102595        0        0
D JANUS CAP GROUP INC            COM              47102X105     2023   227031 SH       SOLE                 227031        0        0
D JOS A BANK CLOTHIERS INC       COM              480838101     2293    45480 SH       SOLE                  45480        0        0
D KMG CHEMICALS I                COM              482564101     2024   112114 SH       SOLE                 112114        0        0
D COCA-COLA CO                   COM              191216100    14863   200822 SH       SOLE                 174403        0    26419
D LINCOLN ELECTRIC HOLDINGS      COM              533900106      668    14726 SH       SOLE                  14726        0        0
D MASTERCARD INC                 COM              57636Q104    10902    25925 SH       SOLE                  22625        0     3300
D MEDTRONIC INC                  COM              585055106     5824   148620 SH       SOLE                 123534        0    25086
D MICROSOFT CORP                 COM              594918104    15533   481555 SH       SOLE                 419063        0    62492
D NATHAN`S FAMOUS                COM              632347100     2826   133315 SH       SOLE                 133315        0        0
D NAVIGATORS GROUP INC           COM              638904102     2133    45143 SH       SOLE                  45143        0        0
D NASDAQ STOCK MKT INC           COM              631103108    14247   550071 SH       SOLE                 479171        0    70900
D NORDSON CORP                   COM              655663102      673    12348 SH       SOLE                  12348        0        0
D NETSPEND HOLDINGS INC          COM              64118V106     3254   419394 SH       SOLE                 419394        0        0
D PARKER HANNIFIN CORP           COM              701094104    11946   141293 SH       SOLE                 119537        0    21756
D PROASSURANCE CORP              COM              74267C106     2042    23173 SH       SOLE                  23173        0        0
D EVEREST RE GROUP LTD           COM              G3223R108    14761   159541 SH       SOLE                 139341        0    20200
D SONIC CORP                     COM              835451105     1721   224111 SH       SOLE                 224111        0        0
D TOWERS WATSON & CO             COM              891894107     3032    45894 SH       SOLE                  45894        0        0
D TIME WARNER INC                COM              887317303    12824   339716 SH       SOLE                 288345        0    51371
D UNILEVER N.V. (ADR)            COM              904784709     7146   209988 SH       SOLE                 175138        0    34850
D UNITED TECHNICAL INSTITUTE I C COM              913915104     2236   169502 SH       SOLE                 169502        0        0
D UNITED TECHNOLOGIES            COM              913017109    14561   175555 SH       SOLE                 153286        0    22269
D VISA INC                       COM              92826C839    15043   127481 SH       SOLE                 110225        0    17256
